11. INCOME TAXES	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
NOTE 11. INCOME TAXES

Cayman Islands:  Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains.

Hong Kong:  The Company’s subsidiary in Hong Kong did not have assessable profits that were derived from Hong Kong during the six months ended June 30, 2016 and during 2015. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

China:    The foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

Summaries of the income tax provision (benefit) attributable to continued operations in the consolidated statements of income and comprehensive income are as follows:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Current	$1,956	$—	$2,912	$142
Deferred	(1,553)	80	(2,082)	(1,118)
Total	$403	$80	$884	$(976)

The tax effects of temporary differences of continuing operations representing deferred income tax assets / liabilities result principally from the following:

	June 30,	December 31,
	2016	2015
	(unaudited)

Deferred income tax assets:
Provision for credit losses	$4,676	$2,451
Accrued liabilities	3,704	2,785
Tax loss carry forward	2,766	1,775
Deferred income tax assets	$11,146	$7,011

As of June 30, 2016 and December 31, 2015, deferred income tax assets are derived from accrued liabilities, tax loss carried forward, and provision for credit losses arising from the same tax jurisdictions in China.

At June 30, 2016, the Company had $37,580 of deductible tax loss carry forwards that expires through June, 2021.

The difference between the effective income tax rate and the expected statutory rate on income (loss) from operations was as follows:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Statutory rate	25.0%	25.0%	25.0%	25.0%
Non-deductible expenses	14.6%	138.1%	13.6%	(4.0)%
Non-taxable income	(7.2)%	(87.4)%	(4.3)%	3.4%
Effective tax rate	32.4%	75.6%	34.3%	24.4%

The non-deductible expenses and non-taxable income represented the expenditures and revenues generated outside of main land PRC.

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company did not have any significant interest and penalties associated with uncertain tax positions for the six months ended June 30, 2016 and 2015. As of June 30, 2016 and December 31, 2015, the Company did not have any significant unrecognized uncertain tax positions.

PRC Withholding Tax on Dividends

The current PRC Enterprise Income Tax Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of June 30, 2016 and December 31, 2015, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.